Stock Options and Warrants (Details) - Schedule of the fair value of warrants granted	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock Options and Warrants (Details) - Schedule of the fair value of warrants granted [Line Items]
Risk free interest rate	1.29%	0.40%	1.86%	1.86%
Stock volatility factor			272.00%	272.00%
Weighted average expected warrant life	3 years	5 years	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Stock Options and Warrants (Details) - Schedule of the fair value of warrants granted [Line Items]
Risk free interest rate			0.40%	0.40%
Stock volatility factor			335.70%	335.70%
Maximum [Member]
Stock Options and Warrants (Details) - Schedule of the fair value of warrants granted [Line Items]
Risk free interest rate			0.42%	0.42%
Stock volatility factor			337.10%	337.10%